Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000229546 | ETF8750513
Holdings [Line Items]
Percent of Total Investments	19.10%
C000229546 | Common Stock
Holdings [Line Items]
Percent of Total Investments	80.90%
C000229546 | Total Assets8750513
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244425 | ETF8750580
Holdings [Line Items]
Percent of Total Investments	73.70%
C000244425 | Closed End Fund
Holdings [Line Items]
Percent of Total Investments	14.50%
C000244425 | Preferred Stock
Holdings [Line Items]
Percent of Total Investments	11.80%
C000244425 | Total Assets8750591
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230847 | ETF8750531
Holdings [Line Items]
Percent of Total Investments	67.60%
C000230847 | Common Stock
Holdings [Line Items]
Percent of Total Investments	26.30%
C000230847 | Option
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230847 | Warrant
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230847 | Total Assets8750541
Holdings [Line Items]
Percent of Total Investments	100.00%
C000229547 | ETF8750472
Holdings [Line Items]
Percent of Total Investments	100.00%
C000229547 | Total Assets8750472
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246678 | Common Stock
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246678 | Total Assets8750601
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240370 | ETF8750572
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240370 | Total Assets8750572
Holdings [Line Items]
Percent of Total Investments	100.00%
C000222559 | ETF8750396
Holdings [Line Items]
Percent of Total Investments	21.00%
C000222559 | Common Stock
Holdings [Line Items]
Percent of Total Investments	1.30%
C000222559 | Closed End Fund
Holdings [Line Items]
Percent of Total Investments	76.70%
C000222559 | Option
Holdings [Line Items]
Percent of Total Investments	1.00%
C000222559 | Total Assets8750417
Holdings [Line Items]
Percent of Total Investments	100.00%
C000233898 | ETF8750565
Holdings [Line Items]
Percent of Total Investments	100.00%
C000233898 | Total Assets8750565
Holdings [Line Items]
Percent of Total Investments	100.00%
C000222560 | Closed End Fund
Holdings [Line Items]
Percent of Total Investments	100.00%
C000222560 | Total Assets8750420
Holdings [Line Items]
Percent of Total Investments	100.00%
C000250203 | ETF8750699
Holdings [Line Items]
Percent of Total Investments	4.90%
C000250203 | Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.20%
C000250203 | Asset Backed Security
Holdings [Line Items]
Percent of Total Investments	1.50%
C000250203 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	6.70%
C000250203 | Collateralized Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.50%
C000250203 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	19.70%
C000250203 | Municipal Bond
Holdings [Line Items]
Percent of Total Investments	0.90%
C000250203 | Treasury Bill
Holdings [Line Items]
Percent of Total Investments	7.50%
C000250203 | Treasury Note
Holdings [Line Items]
Percent of Total Investments	16.80%
C000250203 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Total Investments	34.50%
C000250203 | Yankee Dollar
Holdings [Line Items]
Percent of Total Investments	0.80%
C000250203 | Total Assets8750654
Holdings [Line Items]
Percent of Total Investments	100.00%
C000223446 | Common Stock
Holdings [Line Items]
Percent of Total Investments	98.50%
C000223446 | Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000223446 | Private Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000223446 | Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000223446 | Total Assets8750432
Holdings [Line Items]
Percent of Total Investments	100.00%